Leases	12 Months Ended
Dec. 31, 2019
Leases of Lessee Disclosure [Text Block]
23 Leases
The Group enters into both lessee and lessor arrangements.
> Refer to “Note 1 – Summary of significant accounting policies”, “Note 2 – Recently issued accounting standards” and “Note 22 – Other assets and other liabilities” for further information.
Lessee arrangements
The Group primarily enters into operating leases. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components. The Group’s finance leases are not material.
The Group has entered into leases for real estate, equipment and vehicles.
Certain equipment and real estate have subsequently been subleased. Sublease income is recognized in other revenues.
Lease costs
end of	2019
Lease costs (CHF million)
Operating lease costs	388
Variable lease costs	40
Sublease income	(78)
Net lease costs	350
From time to time, the Group enters into sale-leaseback transactions in which an asset is sold and immediately leased back. If specific criteria are met, the asset is derecognized from the balance sheet and an operating lease is recognized.
During 2019, the Group entered into 4 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2018, the Group entered into one sale-leaseback transaction with a lease term of ten years. During 2017, the Group did not enter into any sale-leaseback transactions.
Other information
end of	2019
Other information (CHF million)
Gains/(losses) on sale and leaseback transactions	274
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(464)
Right-of-use assets obtained in exchange of new operating lease liabilities [1]	102
Changes to right-of-use assets due to lease modifications for operating leases	221
1 Includes right-of-use assets relating to changes in classification of scope of variable interest entities.
The weighted average remaining lease terms and discount rates are based on all outstanding operating leases as well as their respective lease terms and remaining lease obligations.
Weighted average remaining lease term and discount rate
end of	2019
Operating leases
Remaining lease term (years)	12.2
Discount rate (%)	2.8
The following table reflects the undiscounted cash flows from leases for the next five years and thereafter, based on the expected lease term.
Maturities relating to operating lease arrangements
end of	2019
Maturity (CHF million)
Due within 1 year	468
Due between 1 and 2 years	387
Due between 2 and 3 years	371
Due between 3 and 4 years	336
Due between 4 and 5 years	286
Thereafter	1,963
Operating lease obligations	3,811
Future interest payable	(598)
Operating lease liabilities	3,213
Maturities relating to operating lease commitments
end of	2018
Maturity (CHF million)
2019	503
2020	484
2021	381
2022	354
2023	320
Thereafter	2,209
Future operating lease commitments	4,251
Less minimum non-cancellable sublease rentals	(190)
Total net future minimum lease commitments	4,061
Upon adoption of ASU 2016-02 and its subsequent amendments on January 1, 2019, the Group revised the future operating lease commitments to reflect the expected term of the leases. Previously, the operating lease commitments were based on the minimum contractual term of the lease.
Lessor arrangements
The Group enters into sales-type, direct financing and operating leases for equipment, vehicles, real estate and residential solar panels. When a real estate lease has both lease and non-lease components, the Group allocates the consideration in the contract based on the relative standalone selling price. For all leases other than real estate leases, the Group does not separate lease and non-lease components.
As of December 31, 2019, the Group had approximately CHF  0.8 billion of residual value guarantees associated with lessor arrangements.
The Group’s risk of loss relating to the residual value of leased assets is mitigated through contractual arrangements with manufactures or suppliers. Leased assets are also monitored through projections of the residual values at lease origination and periodic reviews of residual values.
> Refer to “Note 19 – Loans, allowance for loan losses and credit quality” for further information.
Net investments
end of 2019	Sales-type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	526	2,573
Unguaranteed residual values	28	440
Valuation allowances	(3)	(15)
Total net investments	551	2,998
Maturities relating to lessor arrangements
end of 2019	Sales-type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	221	917	54
Due between 1 and 2 years	129	689	47
Due between 2 and 3 years	90	550	42
Due between 3 and 4 years	53	391	39
Due between 4 and 5 years	25	136	38
Thereafter	37	110	103
Total	555	2,793	323
Future interest receivable	(29)	(220)	–
Lease receivables	526	2,573	–
The Group elected the practical expedient to not evaluate whether certain sales taxes and other similar taxes are lessor cost or lessee cost and excludes these costs from being reported as lease income with an associated expense.
The Group enters into leases with fixed or variable lease payments, or with lease payments that depend on an index or a referenced rate which are included in the net investment in the lease at lease commencement, as such payments are considered unavoidable. Other variable lease payments, as well as subsequent changes in an index or referenced rate, are excluded from the net investment in the lease. Lease payments are recorded when due and payable by the lessee.
Lease income
end of	2019
Lease income (CHF million)
Interest income on sales-type leases	13
Interest income on direct financing leases	97
Lease income from operating leases	103
Variable lease income	3
Total lease income	216
Certain leases include i) termination options that allow lessees to terminate the leases within three months of the commencement date, with a notice period of 30 days; ii) termination options that allow the Group to terminate the lease but do not provide the lessee with the same option; iii) termination penalties; iv) options to prepay the payments for the remaining lease term; or v) options that permit the lessee to purchase the leased asset at market value or at the greater of market value and the net present value of the remaining payments.
The Group may enter into vehicle leases as a lessor with members of the Board of Directors or the Executive Board. The terms of such leases with members of the Board of Directors are similar to those with third parties and the terms of such leases with members of the Executive Board reflect standard employee conditions.